EQUITY (Details 6) (USD $)	1 Months Ended	0 Months Ended		12 Months Ended		1 Months Ended
	Nov. 19, 2013	Mar. 12, 2013	Jan. 16, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 28, 2012 Equity Incentives Plan One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 2.1875	$ 0.35	$ 8.75	$ 2.43	$ 16.45	$ 35.00
Black-Scholes	$ 1.20	$ 14.71	$ 13.57			$ 16.68
Volatility	108.40%	137.70%	139.90%	109.00%	145.00%	149.00%
Risk-free interest rate	1.37%	0.88%	0.75%	1.37%	1.42%	1.13%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (years)	5 years	5 years	5 years	6 years	9 years 2 months 12 days	5 years